Share Capital And Share Based Compensation - Performance based RSU's (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized in the consolidated statement of income	$ 6,529	$ 3,649	$ 2,706
RSU cost capitalized	0	0	173
Performance based restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized in the consolidated statement of income	3,391	3,532	3,050
RSU cost capitalized	$ 0	$ 0	$ 247